Information on how numbers were calculated (Tables)	12 Months Ended
Dec. 31, 2018
Information On How Numbers Were Calculated Tables Abstract
Research and development expenses
	2016	2017	2018
	(in thousands of €)
Research and development expenses
Third-party services	3,757	8,856	15,909
manufacturing	—*	5,559	4,829
clinical, pre-clinical	—*	3,297	11,080
Personnel expenses	1,293	4,681	8,037
stock-based compensation expense	302	3,071	5,256
Legal and consulting fees	95	643	421
Other expenses	132	235	661
Total	5,278	14,415	25,028

General and administrative expenses
	2016	2017	2018
	(in thousands of €)
General and administrative expenses
Personnel expenses	1,134	2,948	9,147
stock-based compensation expense	566	1,479	6,828
Legal and consulting fees	394	1,478	2,020
Other expenses	316	712	1,619
Total	1,844	5,138	12,787

Employee benefits
	2016	2017	2018
	(in thousands of €)
Employee benefits
Wages and salaries	1,467	2,897	4,501
Social Security contributions*	126	182	350
Stock-based compensation expense	868	4,550	12,085
Other	—	—	248
Total	2,462	7,629	17,184

Net financial result
	2016	2017	2018
	(in thousands of €)
Finance income
Foreign exchange income	—	—	8,250
Interest income	—	130	2,183
Other	1	—	-
Total	1	130	10,433
Finance costs
Foreign exchange expense	3	2,358	2,624
Other	2,046	2,565	107
Total	2,049	4,923	2,731
Net financial result	(2,048)	(4,793)	7,702

Tax loss carryforwards
	December 31, 2017	December 31, 2018
	(in thousands of €)
InflaRx N.V.	7,923	33,571
InflaRx GmbH	34,787	34,787

Income taxes
	December 31, 2017	December 31, 2018
	(in thousands of €)
InflaRx N.V.	7,923	33,571
InflaRx GmbH	34,787	34,787

	2016	2017	2018
	(in thousands of €)
InflaRx
Loss before taxes	(8,939)	(24,238)	(29,815)
Tax rate	30.5%	31.2%	29.2%
Tax benefits at tax rate	2,729	7,560	8,715
Tax losses for which no deferred tax asset was recognized	(2,729)	(7,560)	(8,715)
Income taxes	—	—	—

Other assets
	December 31, 2017	December 31, 2018
	(in thousands of €)
Current other assets
Prepaid expense	504	1,047
Other	192	542
Total	696	1,589

Financial assets and financial liabilities
	December 31, 2017	December 31, 2018
	(in thousands of €)
Financial assets at amortized cost
Non-current financial assets	20	207
Current financial assets	0	101,184
Financial liabilities at amortized cost
Trade and other payables	(4,469)	(6,657)

Cash and cash equivalents
	December 31, 2017	December 31, 2018
	(in thousands of €)
Short-term deposits
Deposits held in U.S. dollars	81,229	32,919
Deposits held in euro	38,876	—
Total	120,105	32,919
Cash at banks
Money held in euro	2,842	21,720
Money held in U.S. dollars	335	748
Total	3,177	22,468
Total cash and cash equivalents	123,282	55,386